Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 196,000,000	$ 204,000,000
Expenditures	(22,000,000)	(24,000,000)
Environmental liabilities - ending	165,000,000	196,000,000
Less: current portion	(26,000,000)	(28,000,000)
Environmental liabilities non current portion	139,000,000	168,000,000
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	134,000,000	143,000,000
Interest accretion	5,000,000	6,000,000
Expenditures	(16,000,000)	(16,000,000)
Revaluation adjustment	15,000,000	(1,000,000)
Environmental liabilities - ending	108,000,000	134,000,000
Less: current portion	(15,000,000)	(20,000,000)
Environmental liabilities non current portion	93,000,000	114,000,000
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	62,000,000	61,000,000
Interest accretion	1,000,000	2,000,000
Expenditures	(6,000,000)	(8,000,000)
Revaluation adjustment	0	(7,000,000)
Environmental liabilities - ending	57,000,000	62,000,000
Less: current portion	(11,000,000)	(8,000,000)
Environmental liabilities non current portion	46,000,000	54,000,000
Environmental [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Expenditures	(22,000,000)
Revaluation adjustment	$ 15,000,000	$ (8,000,000)